Common Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
A Place For Rover INC
Summary of Common Stock Shares Reserved for Future Issuance

The Company had reserved shares of common stock for issuance, on an as-converted basis, as follows (in thousands):

	December 31,	June 30,
	2020	2021
Conversion of redeemable convertible preferred stock	87,497	87,497
Common stock warrants outstanding	1,077	607
Stock options issued and outstanding	20,574	19,484
Shares available for future option grants	4,330	4,589
Total	113,478	112,177

The Company had reserved shares of common stock for issuance, on an as-converted basis, as follows (in thousands):

	December 31,
	2019	2020
Conversion of redeemable convertible preferred stock	87,489	87,497
Common stock warrants outstanding	761	1,077
Stock options issued and outstanding	20,749	20,574
Shares available for future option grants	3,410	4,330
Total	112,409	113,478